Leases - Schedule of Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$ 260	$ 162
Operating cash outflows from finance leases	41	74
Financing cash outflows from finance leases	65	111
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	514	344
Finance leases	$ 35